Borrowings and Credit Arrangements (Details)	12 Months Ended									3 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2012 Uncommitted Credit Facilities With Two Commercial Japanese Banks [Member] USD ($)	Dec. 31, 2012 Uncommitted Credit Facilities With Two Commercial Japanese Banks [Member] JPY (¥)	Dec. 31, 2011 Uncommitted Credit Facilities With Two Commercial Japanese Banks [Member] USD ($)	Dec. 31, 2012 Senior Notes [Member] USD ($)	Dec. 31, 2012 Covenant Requirement [Member]	Dec. 31, 2012 Actual, Covenant [Member]	Dec. 31, 2012 Revolving credit facility [Member] USD ($)	Dec. 31, 2012 June 2014 Notes [Member] USD ($)	Dec. 31, 2012 Uncommitted Credit Facilities With Two Commercial Japanese Banks [Member]	Dec. 31, 2012 January 2015 Notes [Member] USD ($)	Dec. 31, 2012 November 2015 Notes [Member] USD ($)	Dec. 31, 2012 June 2016 Notes [Member] USD ($)	Dec. 31, 2012 January 2017 Notes [Member] USD ($)	Dec. 31, 2012 January 2020 Notes [Member] USD ($)	Dec. 31, 2012 November 2035 Notes [Member] USD ($)	Dec. 31, 2012 January 2040 Notes [Member] USD ($)
Debt Instrument [Line Items]
Letters of Credit Outstanding, Amount	$ 94,000,000	$ 128,000,000
Repayments of Long-term Debt		1,000,000,000
Schedule of debt maturities
Payments due, 2011
Payments due, 2012	600,000,000						600,000,000
Payments due, 2013	1,250,000,000						1,250,000,000
Payments due, 2014	600,000,000						600,000,000
Payments due, 2015	250,000,000						250,000,000
Payments due, Thereafter	1,500,000,000						1,500,000,000
Payments due, Total	4,200,000,000						4,200,000,000
Summary of compliance with debt covenants
Maximum Leverage Ratio								3.5	2.4
Minimum interest coverage ratio								3.0	6.9
Borrowings and Credit Arrangements (Textuals) [Abstract]
Total debt	4,256,000,000	4,261,000,000
Repayment of term loan facility		1,000,000,000
Payments of senior notes at maturity		250,000,000
Debt Instrument, Interest Rate, Effective Percentage														6.25%				7.00%
Revolving credit facility	350,000,000									2,000,000,000
Interest Margin above LIBOR, Minimum										0.875%
Interest Margin above LIBOR, Maximum										1.475%
Current interest rate on revolving credit facility										1.275%
Commitment fee percentage										0.225%
Amount of exclusions from EBITDA related to existing restructuring plans										500,000,000
Restructuring charges remaining to be excluded from calculation of consolidated EBITDA										357,000,000
Amount of exclusions from EBITDA related to future litigation charges and payments										2,300,000,000
Legal payments remaining to be excluded from calculation of consolidated EBITDA										2,271,000,000
Senior notes	4,200,000,000	4,200,000,000									600,000,000		850,000,000	400,000,000	600,000,000	250,000,000	850,000,000	350,000,000	300,000,000
Debt Instrument, Interest Rate, Stated Percentage											5.45%		4.50%	5.50%	6.40%	5.125%	6.00%	6.25%	7.375%
Maximum amount of proceeds from sale of finance receivables	300,000,000			214,000,000	18,500,000,000
De-recognized receivables	191,000,000	390,000,000		182,000,000		188,000,000
Average interest rate of de-recognized receivables	1.60%	3.30%
Average discounted rates of notes receivables						1.70%						1.60%
Senior notes issued during 2009			$ 2,000,000,000